Annual Fund Operating Expenses	12 Months Ended
Dec. 31, 2013
Vanguard Institutional Index Fund - Institutional Shares | Vanguard Institutional Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%
Vanguard Institutional Index Fund - Institutional Plus Shares | Vanguard Institutional Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Vanguard Institutional Total Stock Market Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares | Vanguard Institutional Total Stock Market Index Fu
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%